Financial Assets: - Accounts receivable and contract assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Expected loss rate:
Accounts receivables	$ 2,888,148	$ 3,163,614
Impairment provision	325,839	359,273
Current
Expected loss rate:
Accounts receivables	80,701
Mexico
Expected loss rate:
Impairment provision	$ 242,356	$ 242,290
Mexico | Current
Expected loss rate:
Expected credit loss rate	0.00%	0.00%
Accounts receivables	$ 2,084,179	$ 2,304,659
Mexico | Three months
Expected loss rate:
Expected credit loss rate	0.02%	0.02%
Accounts receivables	$ 9,650	$ 82,081
Impairment provision	$ 193	$ 1,642
Mexico | Six months
Expected loss rate:
Expected credit loss rate	19.20%	19.20%
Accounts receivables	$ 156	$ 5,912
Impairment provision	$ 30	$ 1,135
Mexico | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables		$ 16
Impairment provision		$ 16
Mexico | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 242,130	$ 239,498
Impairment provision	242,133	239,498
Puerto Rico (Aerostar)
Expected loss rate:
Impairment provision	$ 33,456	$ 42,360
Puerto Rico (Aerostar) | Current
Expected loss rate:
Expected credit loss rate	1.75%	1.75%
Accounts receivables	$ 278,932	$ 260,709
Impairment provision	$ 30,511	$ 32,003
Puerto Rico (Aerostar) | Three months
Expected loss rate:
Expected credit loss rate	7.29%	7.29%
Accounts receivables	$ 34,974	$ 31,700
Impairment provision	$ 2,011	$ 2,456
Puerto Rico (Aerostar) | Six months
Expected loss rate:
Expected credit loss rate	43.70%	43.70%
Accounts receivables	$ 2,076	$ 14,660
Impairment provision	$ 907	$ 6,241
Puerto Rico (Aerostar) | One year
Expected loss rate:
Expected credit loss rate	87.50%	87.50%
Accounts receivables	$ 31	$ 331
Impairment provision	$ 27	$ 290
Puerto Rico (Aerostar) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables		$ 1,370
Impairment provision		1,370
Colombia (Airplan)
Expected loss rate:
Impairment provision	$ 50,027	$ 74,623
Colombia (Airplan) | Current
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 106,198	$ 125,605
Impairment provision	$ 9,444	$ 5,492
Colombia (Airplan) | Three months
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 9,587	$ 30,293
Impairment provision	$ 1,045	$ 2,351
Colombia (Airplan) | Six months
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 433	$ 317
Impairment provision	$ 433	$ 317
Colombia (Airplan) | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Colombia (Airplan) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 39,105	$ 66,463
Impairment provision	$ 39,105	$ 66,463